Revenue - Contract balances (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue.
Receivables, which are included in "Trade and other receivables"	₽ 141,125	₽ 61,028
Contract liabilities	4,644,839	2,785,402
Revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods	2,619,549	2,196,418
Revenue recognized from performance obligations satisfied (or partially satisfied) in previous periods	₽ 20,649	₽ 10,662